EQUITY (CAPITAL DEFICIENCY) (Share Based Compensation) (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Oct. 31, 2011	Jun. 05, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 Investor Relations Firm [Member]	Dec. 31, 2011 Deferred Compensation, Share-based Payments [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $1.50 Option [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $1.23 Warrant [Member] Investor Relations Firm [Member]	Jun. 30, 2012 $1.23 Warrant [Member] Distributor [Member]	Dec. 31, 2011 Restricted Share Based Payments [Member] Investor Relations Firm [Member]	Aug. 27, 2012 Employee Share Options and Warrants [Member]	Aug. 01, 2012 Employee Share Options and Warrants [Member]	Sep. 30, 2012 Employee Share Options and Warrants [Member]	Jun. 30, 2012 Director [Member] $2.50 Option [Member]	Jun. 18, 2012 Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Director [Member] Employee Share Options and Warrants [Member]	Nov. 16, 2011 Director A [Member]	Jun. 30, 2012 Director A [Member]	Sep. 28, 2011 Director A [Member] $1.50 Option [Member]	Jul. 11, 2011 Director A [Member] $1.50 Option [Member]	Jun. 30, 2012 Director A [Member] $1.50 Option [Member]	Jul. 11, 2011 Director A [Member] $2.50 Option [Member]	Jun. 30, 2012 Director A [Member] $2.50 Option [Member]	Nov. 16, 2011 Director A [Member] $1.95 Option [Member]	Jun. 30, 2012 Director A [Member] $1.95 Option [Member]	Aug. 08, 2011 Director B [Member] $2.50 Option [Member]	Jun. 30, 2012 Director B [Member] $1.95 Option [Member]	Aug. 08, 2011 Director C [Member] $2.50 Option [Member]	Jun. 30, 2012 Director C [Member] $1.95 Option [Member]	Aug. 05, 2011 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Employee [Member] $1.95 Option [Member]	Jun. 30, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jan. 31, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved under plan					15,000,000				9,468,100																															5,331,867
Increase in shares reserved under plan	5,531,900
Weighted average of the remaining contractual life					4.46
Aggregate intrinsic value of the total exercisable warrants and options					$ 4,440,000
Total intrinsic value of options exercised					800,000
Weighted average fair value of warrants and options granted					$ 0.59	$ 0.89	$ 0.82	$ 0.96
Total unrecognized compensation cost					2,745,000
Total unrecognized compensation cost, weighted-average period recognition period					1.96
Share based compensation capitalized as part of fixed assets						62,000
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Maximum number of shares of common stock issuable under options												50,000	81,161	77,915						50,000					1,000,000		500,000		2,900,000		100,000		25,000		324,644		40,000		100,000
Fair value of options												30,000	21,000						118,000		23,000		1,700,000							3,100,000						424,000		106,000
Option exercise price												$ 1.5	$ 1.23	$ 1.23		$ 1.45	$ 1.18			$ 0.79					$ 1.5		$ 2.5		$ 1.95		$ 1.95		$ 1.95		$ 1.23		$ 1.95
Shares issued under compensation plan											25,000				50,000	243,483	200,000					2,900,000		1,000,000
Exercise of options by employees, shares																		436,742
Aggregate cash proceeds from exercise of options and warrants																		432,000
Fair value of shares issued											68,750				62,000							5,700,000
Proceeds From Stock Options Exercised						1,500,000																		1,500,000
Options forfeited																																					20,000
Assumptions used to calculate fair value:
Dividend yield																			0.00%		0.00%					0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Expected term																										0.11				5.5						3.5
Expected term, minimum																			3		5.5							5.5				3		3				5.5
Expected term, maximum																			4		6.5							6				4		4				6.5
Expected volatility																										0.53%				61.60%						69.00%
Expected volatility, minimum																			67.00%		65.00%							62.00%				67.00%		67.00%				58.00%
Expected volatility, maximum																			70.00%		66.00%							63.00%				70.00%		70.00%				60.00%
Risk-free interest rate																										0.17%				1.07%						0.62%
Risk-free interest rate, minimum																			0.45%		0.78%							1.67%				0.45%		0.45%				1.01%
Risk-free interest rate, maximum																			0.78%		0.97%							1.85%				0.78%		0.78%				1.26%
Nonemployee compensation
Minimum monthly fee										3,000
Maximum monthly fee										16,500
Compensation expense										181,750
Cancellation of shares
Shares issued in settlement agreement		18,785
Acquisition and cancellation of shares, shares					(18,785)
Settlement amount					$ 24,000
Total number of anti-dilutive securities			32,190,854	17,122,793	32,470,307	21,626,451	9,502,111	5,877,388